Taxes	6 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Taxes

NOTE 10 – TAXES

(a) Corporate Income Taxes (“CIT”)

Dogness is incorporated in the BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Under Hong Kong tax laws, subsidiaries in Hong Kong are subject to statutory income tax rate at 16.5% if revenue is generated in Hong Kong and there are no withholding taxes in Hong Kong on remittance of dividends.

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. In October 2015, Dongguan Jiasheng, the Company’s main operating subsidiary in PRC, was approved as HNTEs and is entitled to a reduced income tax rate of 15% for three years. On November 28, 2018, Dongguan Jiasheng successfully renewed the High-technology certificate for another three years. The certificate is valid for another three years and is subject to further renewal. EIT is typically governed by the local tax authority in China. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate the local economy. The corporate income taxes for the six months ended December 31, 2020 and 2019 were reported at a reduced rate of 15% as a result of Dongguan Jiasheng being approved as HNTE. The impact of the tax holidays noted above decreased corporate income taxes by $140,015 and $Nil for the six months ended December 31, 2020 and 2019, respectively. The benefit of the tax holidays on net income (loss) per share (basic and diluted) $0.00 and $Nil for the six months ended December 31, 2020 and 2019, respectively. As of December 31, 2020, all of the Company’s tax returns of its PRC Subsidiaries, Hong Kong subsidiaries and U.S subsidiary remain open for statutory examination by relevant tax authorities.

The provision for income tax consists of the following:

	For the six months ended December 31,
	2020	2019
	(Unaudited)	(Unaudited)
Current income tax provision	$544,419	$176,703
Deferred income tax benefit	(13,740)	(71,973)
Total income tax expense	$530,679	$104,730

Reconciliation of the difference between the income tax provision computed based on PRC statutory income tax rate and the Company’s actual income tax provision for the six months ended December 31, 2020 and 2019 are as follows:

	For the six months ended December 31,
	2020	2019
	(Unaudited)	(Unaudited)
Income tax expense computed based on PRC statutory rate	$320,046	$-
Effect of rate differential for Hong Kong entities	(8,917)	(5,198)
Effect of PRC preferential tax rate	(140,015)	-
Research and development tax credit	(28,679)	(16,709)
Changes in bad debt and inventory reserve	(108,925)	32,241
Change in valuation allowance	(56,940)	-
Net operating loss carryforward	-	18,424
Non-deductible expenses:
Stock-based compensation	10,662	48,508
Meals and entertainment	16,337	27,464
Surcharge on unpaid income tax	527,110	-
Total income tax provisions	$530,679	$104,730

The components of deferred tax assets as of December 31, 2020 and June 30, 2020 consist of the following:

	December 31, 2020	June 30, 2020
	(Unaudited)
Deferred tax assets:
Net operating losses	$1,572,028	$1,515,308
Assets impairment reserve	133,838	233,759
Valuation allowance	(1,576,897)	(1,633,837)
Deferred tax assets, net	$128,969	$115,230

(b) Taxes Payable

The Company’s taxes payable consists of the following:

	December 31, 2020	June 30, 2020
	(Unaudited)
Corporate income tax payable	$3,610,097	$2,813,014
Other tax payable	2,910	1,397
Total taxes payable	$3,613,007	$2,814,411

As of December 31, 2020 and June 30, 2020, the Company had accrued tax liabilities of approximately $3.6 million and $2.8 million, respectively, mostly related to the unpaid income tax and business tax in China. According to PRC taxation regulation, if tax has not been fully paid, tax authorities may impose tax and late payment penalties within three years. In practice, since all of the taxes owed are local taxes, the local tax authority is typically more flexible and willing to provide incentives or settlements with local small and medium-size businesses to relieve their burden and to stimulate the local economy. For the six months ended December 31, 2020, the Company accrued and recorded surcharge for overdue tax payment of $527,110 associated with unpaid income tax liabilities, which was recorded as part of the income tax provision and reflected in the consolidated statements of operations and comprehensive income (loss). Management has discussed with local tax authorities regarding the outstanding tax payable balance after the Company successfully completed its IPO and is in the process of negotiating a settlement plan agreement. Local tax authorities have not made a determination as of December 31, 2020. The Company believes it is likely that the Company can reach an agreement with the local tax authority to fully settle its tax liabilities within fiscal 2021 but cannot guarantee such settlement will ultimately occur.